Capital management	6 Months Ended
Jun. 30, 2021
Capital management [Abstract]
Capital management
21

Capital management
ING Group’s Common Equity Tier 1 capital (CET1) ratio increased to 15.7 % as at 30 June 2021 (31 December
2020: 15.5%), mainly due to capital generation.
ING’s CET1 ambition level is around 12.5%. This ambition level is comfortably above the current Maximum
Distributable Amount (MDA) level of 10.51%, implying a management buffer of ~ 200 basis points.
Dividend
ING has reserved EUR 1,232

million of the net profit of the 6 month period ended

30 June 2021 for distribution
outside of CET1 capital, reflecting our distribution policy of a 50 % pay-out ratio on resilient net profit. Resilient net profit (which is defined as net profit on IFRS-EU basis, adjusted for significant items not linked to the normal course of business) is equal to IFRS-EU net profit.

At 30 June 2021, ING reserved EUR 4,031

million in total for distribution outside of CET1 capital. This includes the
amount originally reserved for the final 2019 dividend, the remaining amount originally reserved for the 2020
dividend, as well as the amount reserved for interim dividend from the first half year of 2021 net profit.

On 23 July 2021, the ECB confirmed its recommendation to limit or refrain from dividends in light of the Covid-19
pandemic, and return to a bank-by-bank assessment of capital and distribution plans as from the end of
September 2021.

ING will pay an amount of EUR 0.48

per share on 12 October 2021, consisting of an interim dividend over 2021
(EUR 0.21

per share, representing
one third

of the resilient net profit of the first half year of 2021) and the remaining amount originally reserved for the 2020 distribution (EUR 0.27 per share).
ING intends to make an additional distribution after 30 September 2021 of the amount reserved over 2019. This
will be in the form of cash and/or a share buyback,

subject to relevant approvals.
Ratings
The ratings from S&P,

Moody’s and Fitch remained unchanged in the first half year of 2021. S&P changed its outlook
on ING Groep N.V.

from ‘Negative’ to ‘Stable’.
Main credit ratings of ING at 30 June 2021
Standard & Poor’s Moody’s Fitch
Rating Outlook Rating Outlook Rating Outlook
ING Groep N.V.
Long-term A- Stable Baa1 Stable A+ Negative
ING Bank N.V.
Long-term A+ Stable Aa3 Stable AA- Negative
Short-term A-1 P-1 F1+
ING’s key credit ratings and outlook are shown in the table above. Each of these ratings reflects only the view of the applicable rating agency at the time the rating was issued, and any explanation of the significance of a rating
may be obtained only from the rating agency.

A security rating is not a recommendation to buy, sell or hold securities and each rating should be evaluated independently of other ratings. There is no assurance that any credit rating will remain in effect for any given period of time or that a rating will not be lowered, suspended or withdrawn entirely by the rating agency if, in
the rating agency’s judgment, circumstances so warrant. ING accepts no responsibility for the accuracy or reliability of the ratings.